Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Parenthetical) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Income (expenses) on debt	$ 1,555,266	$ (1,476,826)
Expense related to issuance of debt	1,868,501
Discount related to issuance of debt			$ 958,142
Interest expense on debt instruments issued	$ 313,275
Fees related to the issuance of cost			$ 518,684